Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Miscellaneous liabilities [abstract]
Schedule of other liabilities

	Millions of euros
	2017	2016	2015

Transactions in transit	811	994	744
Accrued expenses and deferred income	6,790	6,507	6,562
Other	4,990	3,569	2,915
	12,591	11,070	10,221